Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Variable Interest Entities
Variable Interest Entities
Variable Interest Entities
As of March 31, 2014, the Company has identified the following consolidated and unconsolidated VIEs.
CDO Financing Transactions
The Company sponsored nine CDOs, three of which were primarily collateralized by CRE debt and six of which were primarily collateralized by CRE securities. The Company acquired equity interests of two CRE debt focused CDOs, the CSE RE 2006-A CDO (“CSE CDO”) and the CapLease 2005-1 CDO (“CapLease CDO”). In the case of the CSE CDO, the Company was delegated the collateral management and special servicing rights, and for the CapLease CDO, the Company acquired the collateral management rights. These CDOs are collectively referred to as the N-Star CDOs and their assets are referred to as legacy investments. All N-Star CDOs are considered VIEs. At the time of issuance of the sponsored CDOs, the Company retained the below investment grade bonds, which are referred to as subordinate bonds, and preferred shares and equity notes, which are referred to as equity interests. In addition, the Company repurchased CDO bonds originally issued to third parties at discounts to par. These repurchased CDO bonds and retained subordinate bonds are herein collectively referred to as N-Star CDO bonds.
The collateral for the CRE debt CDO financing transactions primarily includes first mortgage loans, subordinate interests, mezzanine loans, credit tenant loans and other loans. The collateral for the CDO financing transactions primarily collateralized by CRE securities includes commercial mortgage-backed securities (“CMBS”), unsecured REIT debt and CDO notes backed primarily by CRE securities and debt. Assets of each of the VIEs may only be used to settle obligations of the respective VIE. Creditors of each of the VIEs have no recourse to the general credit of the Company.
Consolidated N-Star CDOs
As of March 31, 2014, the Company serves as collateral manager and/or special servicer for N-Star CDOs I, III and IX which are primarily collateralized by CRE securities. The Company consolidates these entities as the Company has the power to direct the activities that most significantly impact the economic performance of these CDOs and therefore continues to be the primary beneficiary.
The Company is not contractually required to provide financial support to any of these consolidated VIEs, however, the Company, in its capacity as collateral manager/collateral manager delegate and/or special servicer, may in its sole discretion provide support such as protective and other advances it deems appropriate. The Company did not provide any other financial support to any of its consolidated VIEs for the three months ended March 31, 2014 and 2013.
Unconsolidated N-Star CDOs
The Company delegated the collateral management rights for N-Star CDOs IV, VI and VIII and the CapLease CDO on September 30, 2013 and the CSE CDO on December 31, 2013 to a third-party collateral manager who is entitled to a percentage of the senior and subordinate collateral management fees. The Company continues to receive fees as named collateral manager or collateral manager delegate and retained administrative responsibilities. The Company evaluated the reconsideration event and determined that these CDOs were still VIEs as the equity investors do not have the characteristics of a controlling financial interest. The Company evaluated the fees paid to the third-party collateral manager and concluded that the third party was acting as a principal. The Company no longer has the power to direct the activities that most significantly impact the economic performance of these CDOs, which includes but is not limited to selling collateral, and therefore is no longer the primary beneficiary of such CDOs. As a result, the Company deconsolidated the assets and liabilities for N-Star CDOs IV, VI and VIII and the CapLease CDO on September 30, 2013 and the CSE CDO on December 31, 2013.
In March 2014, the Company determined it no longer had the power to direct the activities that most significantly impact the economic performance of N-Star CDO V due to the ability of a single party to remove the Company as collateral manager as a result of an existing event of default. The Company was no longer the primary beneficiary of N-Star CDO V, and as a result, in the first quarter 2014, the Company deconsolidated the assets and liabilities of this CDO. Similar events of default in the future, if they occur, could cause the Company to deconsolidate additional CDO financing transactions.
For the three months ended March 31, 2014, the deconsolidation of N-Star CDO V resulted in a non-cash realized gain on deconsolidation of $3.4 million recorded in the consolidated statement of operations. The gain was the result of the deconsolidation of $94.1 million of assets, $88.4 million of liabilities, net of $0.8 million of fair value of N-Star CDO bonds recorded that no longer eliminated in consolidation and the reclassification of $8.3 million of unrealized gain to gain (loss) from deconsolidation.
Other Unconsolidated VIEs
Based on management’s analysis, the Company is not the primary beneficiary of the VIEs summarized below and as such, these VIEs are not consolidated into the Company’s financial statements as of March 31, 2014. These unconsolidated VIEs are summarized as follows:
Real Estate Debt Investments
The Company identified three CRE debt investments with an aggregate carrying value of $59.5 million as variable interests in a VIE. The Company determined that it is not the primary beneficiary of such VIEs, and as such, the VIEs are not consolidated in the Company’s financial statements. For all other CRE debt investments, the Company determined that these investments are not VIEs and, as such, the Company continues to account for all CRE debt investments as loans.
Real Estate Securities
The Company identified two CRE securities with an aggregate fair value of $31.0 million as variable interests in VIEs. In connection with certain CMBS investments, the Company became the controlling class and/or was named directing certificate holder of a securitization it did not sponsor. For one of these securitizations, the Company was appointed as special servicer. The Company determined each securitization was a VIE. However, the Company determined at that time and continues to believe that it does not currently or potentially hold a significant interest in any of these securitizations and, therefore, is not the primary beneficiary.
In February 2013, NorthStar Income, acquired a “B-piece” in a new $1.2 billion securitization. An affiliate of the Company was appointed as special servicer for the securitization. The Company determined such securitization was a VIE. However, the Company determined at that time and continues to believe that it does not currently or potentially hold a significant interest and, therefore, is not the primary beneficiary.
Summary of Unconsolidated VIEs
The following table presents the classification, carrying value and maximum exposure of unconsolidated VIEs as of March 31, 2014 (dollars in thousands):

	Real Estate Debt Investments, Net	Real Estate Securities, Available for Sale	Total	Maximum Exposure to Loss(1)
Real estate debt investments, net	$59,508	$—	$59,508	$59,508
Real estate securities, available for sale:
N-Star CDO bonds	—	230,241	230,241	230,241
N-Star CDO equity	—	142,908	142,908	142,908
CMBS	—	30,950	30,950	30,950
Subtotal real estate securities, available for sale	—	404,099	404,099	404,099
Total assets	$59,508	$404,099	$463,607	$463,607
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(1)	The Company’s maximum exposure to loss as of March 31, 2014 would not exceed the carrying value of its investment.
The Company did not provide financial support to any of its unconsolidated VIEs during the three months ended March 31, 2014 and 2013. As of March 31, 2014, there were no explicit arrangements or implicit variable interests that could require the Company to provide financial support to any of its unconsolidated VIEs.

Variable Interest Entities
As of December 31, 2013, the Company has identified the following consolidated and unconsolidated VIEs.
CDO Financing Transactions
The Company sponsored nine CDOs, three of which were primarily collateralized by CRE debt and six of which were primarily collateralized by CRE securities. The Company acquired equity interests of two CRE debt focused CDOs, the CSE RE 2006-A CDO (“CSE CDO”) and the CapLease 2005-1 CDO (“CapLease CDO”). In the case of the CSE CDO, the Company was delegated the collateral management and special servicing rights, and for the CapLease CDO, the Company acquired the collateral management rights. These CDOs are collectively referred to as the N-Star CDOs and their assets are referred to as legacy investments. All N-Star CDOs are considered VIEs. At the time of issuance of the sponsored CDOs, the Company retained the below investment grade bonds, which are referred to as subordinate bonds, and preferred shares and equity notes, which are referred to as equity interests. In addition, the Company repurchased CDO bonds originally issued to third parties at discounts to par. These repurchased CDO bonds and retained subordinate bonds are herein collectively referred to as N-Star CDO bonds.
The collateral for the CRE debt CDO financing transactions primarily includes first mortgage loans, subordinate interests, mezzanine loans, credit tenant loans and other loans. The collateral for the CDO financing transactions primarily collateralized by CRE securities includes commercial mortgage-backed securities (“CMBS”), unsecured REIT debt and CDO notes backed primarily by CRE securities and debt. Assets of each of the VIEs may only be used to settle obligations of the respective VIE. Creditors of each of the VIEs have no recourse to the general credit of the Company.
Consolidated N-Star CDOs
As of December 31, 2013, the Company serves as collateral manager and/or special servicer for N-Star CDOs I, III, V and IX which are primarily collateralized by CRE securities. The Company consolidates these entities as the Company has the power to direct the activities that most significantly impact the economic performance of these CDOs and therefore continues to be the primary beneficiary.
The Company is not contractually required to provide financial support to any of these consolidated VIEs, however, the Company, in its capacity as collateral manager/collateral manager delegate and/or special servicer, may in its sole discretion provide support such as protective and other advances it deems appropriate. The Company did not provide any other financial support to any of its consolidated VIEs for the years ended December 31, 2013 and 2012.
Unconsolidated N-Star CDOs
The Company delegated the collateral management rights for N-Star CDOs IV, VI and VIII and the CapLease CDO on September 30, 2013 and the CSE CDO on December 31, 2013 to a third-party collateral manager who is entitled to a percentage of the senior and subordinate collateral management fees. The Company continues to receive fees as named collateral manager or collateral manager delegate and retained administrative responsibilities. The Company evaluated the reconsideration event and determined that these CDOs were still VIEs as the equity investors do not have the characteristics of a controlling financial interest. The Company evaluated the fees paid to the third-party collateral manager and concluded that the third party was acting as a principal. The Company no longer has the power to direct the activities that most significantly impact the economic performance of these CDOs, which includes but is not limited to selling collateral, and therefore is no longer the primary beneficiary of such CDOs. As a result, the Company deconsolidated the assets and liabilities for N-Star CDOs IV, VI and VIII and the CapLease CDO on September 30, 2013 and the CSE CDO on December 31, 2013.
In July 2013, the Company determined it no longer had the power to direct the activities that most significantly impact the economic performance of N-Star CDO VII due to the ability of a single party to remove the Company as collateral manager as a result of an existing event of default. The Company was no longer the primary beneficiary of N-Star CDO VII, and as a result, in the third quarter 2013, the Company deconsolidated the assets and liabilities of this CDO. Similar events of default in the future, if they occur, could cause the Company to deconsolidate additional CDO financing transactions. In the fourth quarter 2013, N-Star CDO VII was liquidated.
The deconsolidation of the N-Star CDOs resulted in a non-cash loss on deconsolidation recorded in the consolidated statement of operations for the year ended December 31, 2013 summarized as follows (dollars in thousands):

Assets of deconsolidated N-Star CDOs	$(2,198,761)
Liabilities of deconsolidated N-Star CDOs	1,770,907
Subtotal of net assets deconsolidated	(427,854)
N-Star CDO bonds (1)	191,449
N-Star CDO equity (1)	159,437
Other(2)	(166,739)
Subtotal	184,147
Reclassification of unrealized gain (loss) to gain (loss) from deconsolidation	(40,849)
Reclassification from OCI of swap gain (loss) into gain (loss) from deconsolidation	(15,246)
Total gain (loss) on deconsolidation of N-Star CDOs	$(299,802)
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(1)	The fair value of N-Star CDO bonds and equity interests are recorded as CRE securities on the consolidated balance sheet (refer to Note 8).

(2)	Primarily represents the fair value of CRE debt investments, two notes payable and CDO bonds payable that were previously eliminated in consolidation.
Other Unconsolidated VIEs
Based on management’s analysis, the Company is not the primary beneficiary of the VIEs summarized below and as such, these VIEs are not consolidated into the Company’s financial statements as of December 31, 2013. These unconsolidated VIEs are summarized as follows:
Real Estate Debt Investments
The Company identified one CRE debt investment with a carrying value of $1.9 million as a variable interest in a VIE. The Company determined that it is not the primary beneficiary of this VIE, and as such, the VIE is not consolidated in the Company’s financial statements. For all other CRE debt investments, the Company determined that these investments are not VIEs and, as such, the Company continues to account for all CRE debt investments as loans.
Real Estate Securities
The Company identified six CRE securities with an aggregate fair value of $34.9 million as variable interests in VIEs. In connection with certain CMBS investments, the Company became the controlling class and/or was named directing certificate holder of a securitization it did not sponsor. For two of these securitizations, the Company was appointed as special servicer. The Company determined each securitization was a VIE. However, the Company determined at that time and continues to believe that it does not currently or potentially hold a significant interest in any of these securitizations and, therefore, is not the primary beneficiary.
In February 2013, NorthStar Income, acquired a “B-piece” in a new $1.2 billion securitization. An affiliate of the Company was appointed as special servicer for the securitization. The Company determined such securitization was a VIE. However, the Company determined at that time and continues to believe that it does not currently or potentially hold a significant interest and, therefore, is not the primary beneficiary.
Summary of Unconsolidated VIEs
The following table presents the classification, carrying value and maximum exposure of unconsolidated VIEs as of December 31, 2013 (dollars in thousands):

	Real Estate Debt Investments, Net	Real Estate Securities, Available for Sale	Total	Maximum Exposure to Loss(1)
Real estate debt investments, net	$1,886	$—	$1,886	$1,886
Real estate securities, available for sale:
N-Star CDO bonds	—	205,287	205,287	205,287
N-Star CDO equity	—	158,274	158,274	158,274
CMBS	—	34,859	34,859	34,859
Subtotal real estate securities, available for sale	—	398,420	398,420	398,420
Total assets	$1,886	$398,420	$400,306	$400,306
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(1)	The Company’s maximum exposure to loss as of December 31, 2013 would not exceed the carrying value of its investment.
The Company did not provide financial support to any of its unconsolidated VIEs during the years ended December 31, 2013 and 2012. As of December 31, 2013, there were no explicit arrangements or implicit variable interests that could require the Company to provide financial support to any of its unconsolidated VIEs.